ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE
Schedule of accounts receivable
	2013	2014
	RMB	RMB
Accounts receivable	66,155	75,773
Less: Allowance for doubtful accounts	(3,347)	(1,103)
	62,808	74,670

Schedule of movement of allowance for doubtful accounts
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of period	2,022	3,260	3,347
Additions	1,575	789	1,804
Write-offs	(337)	(702)	(4,048)
Balance at end of period	3,260	3,347	1,103